As filed with the Securities and Exchange Commission on January 20, 2016.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 250	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 254	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Active Portfolios® Multi-Manager Alternative Strategies Fund, Active Portfolios® Multi-Manager Core Plus Bond Fund, Active Portfolios® Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Global Technology Growth Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I and Columbia Value and Restructuring Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 20th day of January, 2016.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of January, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ David M. Moffett* David M. Moffett	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Chair of the Board	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Janet L. Carrig* Janet L. Carrig	Trustee	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William E. Mayer* William E. Mayer	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated February 16, 2015 and incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on February 27, 2015, on behalf of Janet L. Carrig pursuant to a Trustee Power of Attorney, dated August 19, 2015, and incorporated by reference to Post-effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on August 26, 2015, and on behalf of each of the other Trustees pursuant to a Trustees Power of Attorney, dated February 16, 2015, and incorporated by reference to Post-effective Amendment No. 226 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on April 28, 2015.

SIGNATURES

ASGM Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 20th day of January, 2016.

ASGM OFFSHORE FUND, LTD.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 20th day of January, 2016.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, ASGM Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, ASGM Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, ASGM Offshore Fund, Ltd.

SIGNATURES

ASMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 20th day of January, 2016.

ASMF OFFSHORE FUND, LTD.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 20th day of January, 2016.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, ASMF Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, ASMF Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, ASMF Offshore Fund, Ltd.

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase